LOANS RECEIVABLE - Summary of loans receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOANS RECEIVABLE
Total personal loans	$ 43,346	$ 57,925
Allowance for credit losses	(10,973)	(11,263)	$ (11,180)	$ (11,259)
Loans receivable, net	$ 32,373	$ 46,662